Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Schedule Of Supplemental Information Relating To The Accompanying Condensed Consolidated Statements Of Cash Flows

Supplemental information relating to the accompanying consolidated and combined statements of cash flows is presented in the following table:

	As of
	December 31,

(In millions)	2018	2017	2016
Cash paid for or (received from):
Interest expense	$13	$—	$—
Income tax payments, net of refunds(1)	—	—	—
Interest and dividend income	(1)	—	(2)

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(1)	Prior to the Spin-off, all income tax payments and refunds were paid and received by ServiceMaster on our behalf.